Calvert
Investments  that  make  a  difference

December  31,  2000
Annual  Report
Calvert  First  Government
Money  Market  Fund

Contents

President's  Letter
1

Portfolio
Manager  Remarks
2

Report  of  Independent  Public  Accountants
4

Statement  of
Net  Assets
5

Statement  of  Operations
7

Statements  of  Changes  in  Net  Assets
8

Notes  to
Financial  Statements
10

Financial  Highlights
13

Dear  Shareholders:


Few  years  have  tested  the  mettle  of  investors  as  2000  did.
Equity markets declined in 2000, offering their worst performance in decades. The NASDAQ Composite Index plunged 39.3% by year-end, and the Dow Jones
Industrial Average and S&P 500 Index fell 6.2% and 10.1% respectively. Investment-grade corporate bonds also continued to suffer as the economy slowed. Meanwhile, Treasury securities produced their best year since 1995, and government bonds did what they were supposed to do: provide a safe haven and steady return.
While fears of inflation have not altogether subsided, the current economic slowdown is expected to be met with interest rate decreases by the Federal Reserve. Now more than ever, picking a path through the ups and downs of today's bond and equity markets requires professional expertise.
Calvert is always looking for new ways to enhance the services we provide and improve the array of investment options we offer. Know that we will continue to pursue these goals in the year to come - while maintaining our focus on performance.
However, shareholders should also consider the benefits of portfolio diversification. While turbulent markets can be unsettling to even the most seasoned investor, we believe those who follow the fundamentals and diversify their portfolios among all asset classes - equities, bonds and money market funds - will profit in the long term.
As always, we encourage you to work with your financial professional to make decisions based on your individual financial situation and tolerance for risk. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.


Sincerely,




Barbara  J.  Krumsiek
President  and  CEO
January  29,  2001

Tom  Dailey  is  a  member  of  the  CAMCO  portfolio  management  team.

Calvert First Government Money Market Fund seeks to earn the highest possible yield consistent with safety, liquidity and preservation of capital.

Fund
Information

asset  allocation
taxable
money  market

NASDAQ  symbol
FVRXX

CUSIP  number
131577-10-8

Calvert  First  Government  Money  Market  Fund

How would you characterize the investment climate over the past year? During the past year, the fervor for the stock market and the New Economy came to a halt. The idea of a strong growth, low inflation, low unemployment economy fueled by technology and productivity all but disappeared. Declining stock indices, rising energy prices, dot.com closings, and a protracted presidential election shook the consumer's confidence in U.S. financial markets. All of these events forced the Federal Reserve to switch from a tightening bias to an easing bias, which set the stage for market talk of interest rate cuts in 2001.

What  was  your  strategy  during  this  period?
The Federal Reserve Open Market Committee (FOMC) raised the federal funds rate three times during the year. On February 2nd, the FOMC raised rates 25 basis points to 5.75% and adopted an inflationary bias in an effort to keep the economy growing, but at a slower pace. As the economy rolled on, the Fed moved again on March 21st with another 25 basis point move to 6.00%. Once again, economic growth continued at a feverish pace and signs of inflation started to creep in, prompting the Fed to raise rates 50 basis points to 6.50% on May 16th. During this time, we began to selectively extend the Portfolio to take advantage of possible further Fed tightening that was priced into the market rates. The Fed kept rates unchanged and maintained an inflationary bias from May 16th through December 18th. Over the next few months, economic data began to show signs of growth deceleration. During this time, our goal was to maintain an average maturity slightly longer than our peers. As more signs of an economic slowdown began to arise, the market started to price in a Fed easing. We believe the Portfolio's longer-than-average weighted maturity will be beneficial in the months ahead.

How  did  the  Fund  perform?
For the year ended December 31, 2000, the Fund's Class O shares returned 5.71% versus 5.71% for the Lipper US Government Money Market Funds Average.

What  is  your  outlook?
During the Fed's December meeting, policy-makers expressed concern about the risks of a recession. These concerns have resulted in talk of various interest rate cut scenarios. The consensus calls for multiple rate cuts in the first six months of the new year with fiscal stimulus in the form of a Bush administration tax cut in the latter months. Most economists believe that the Fed will prevent the U.S. economy from falling into a recession. Therefore, during the coming months we will continue to maintain a longer-than-average weighted maturity in order to take advantage of market opportunities.
January  29,  2001

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 2000, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio
statistics

weighted
average  maturity
12.31.00     52  days
12.31.99     39  days

comparative  month-end  yields

                                                        Calvert            IBC's
                                               First Government       Government
                                                   Money Market     Money Market
                                                     Class  O           Averages
12.31.00                                                  5.84%            5.79%
11.30.00                                                  5.86%            5.85%
10.31.00                                                  5.85%            5.80%
9.30.00                                                   5.87%            5.80%
8.31.00                                                   5.80%            5.77%
7.31.00                                                   5.78%            5.72%
6.30.00                                                   5.74%            5.65%

Total returns assume reinvestment of dividends. Performance information represents the value of an investment in Class O shares. The value of an investment in Class B, C, I or T shares would be different. Past performance is no guarantee of future results. Sources: IBC's Money Fund Report, IBC Financial Data Inc. and Lipper Analytical Services, Inc.

Class  O
average  annual
total  return

as  of  12.31.00
1  year                5.71%
5  year                4.96%
10  year               4.54%
inception              7.22%
(12.07.76)

REPORT  OF  INDEPENDENT  PUBLIC  ACCOUNTANTS

To the Board of Trustees of First Variable Rate Fund for Government Income and Shareholders of Calvert First Government Money Market Fund:

We have audited the accompanying statement of net assets of Calvert First Government Money Market Fund (hereafter referred to as the "Fund"), as of December 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the four years in the period ended December 31, 1999 of the Fund, were audited by other auditors, whose report dated February 11, 2000, expressed an unqualified opinion on those statements.
We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert First Government Money Market Fund as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR  ANDERSEN  LLP
Philadelphia,  Pennsylvania
February  14,  2001

Statement  of  Net  Assets
December  31,  2000

                                                      Principal
U.S.  Government  Agency  Obligations  -  62.6%          Amount            Value
Farmer  Mac, Discount Notes, 6.45%, 2/1/01          $10,000,000       $9,944,458
Federal  Farm  Credit  Bank,  Discount  Notes,  5.90%,  11/30/01
                                                      5,000,000        4,727,125
     Federal  Home  Loan  Bank,  Discount  Notes:
     6.39%,  1/3/01                                  10,000,000        9,996,450
     6.20%,  1/24/01                                 20,000,000       19,920,778
Federal  Home  Loan  Bank  System:
     6.67%,  4/6/01                                   6,000,000        5,997,771
     5.75%,  4/30/01                                 10,000,000        9,966,425
     6.56%,  2/15/01                                  5,000,000        4,999,424
     6.60%,  11/14/01                                15,000,000       15,000,000
Freddie  Mac, 6.50%, 1/12/01                          6,700,000        6,700,000
Freddie  Mac,  Discount  Notes:
     6.43%,  1/11/01                                 11,000,000       10,980,353
     6.21%, 1/26/01                                  20,000,000       19,913,750
     6.18%,  2/13/01                                  5,000,000        4,963,092
     5.88%,  12/6/01                                  5,000,000        4,723,150
     Fannie  Mae,
Discount  Notes,
     6.42%,  1/25/01                                 20,000,000       19,914,400
     6.165%, 2/8/01                                   5,000,000        4,967,463
     6.38%,  2/22/01                                  5,000,000        4,953,922
     6.34%, 3/15/01                                  15,000,000       14,807,158
Fannie  Mae:
     6.375%, 12/21/01                                 5,000,000        5,000,000
     6.47%, 2/16/01                                   5,000,000        4,999,817
     6.52%,  3/16/01                                  5,000,000        5,000,087
     6.57%,  4/26/01                                  5,000,000        4,998,351
     6.394%,  3/7/01                                 15,000,000       15,000,813

     Total U.S. Government Agency Obligations (Cost $207,474,787)    207,474,787


Variable  Rate  Loans  Guaranteed
By  Agencies  Of  The  U.S.  Government  -  22.8%
Post  Apartment  Homes  LP,  VRDN,  6.64%,  7/15/29,  CA:  FNMA
                                                     35,705,000       35,705,000
Rural  Electric  Coop  Grantor  Trust  Certificates,  VRDN,
     6.60%,  12/15/17, TOA: Morgan Guaranty          39,890,000       39,890,000

     Total  Variable  Rate  Loans  Guaranteed
     by  Agencies  of  the  U.S.  Government  (Cost  $75,595,000)     75,595,000

Repurchase  Agreements,  For  Delivery  At  Cost,
Collateralized  By  Securities  Issued  Or  Guaranteed                 Principal
By  The  U.S.  Government  -  14.0%                       Amount           Value
State  Street  Bank,  6.35%,  dated  12/29/2000  due  1/3/2001
     (Repurchase  proceeds  $46,432,738)
     (Collateral:  $47,811,115,  FNMA,  6.625%,  9/15/09)
                                                     $46,400,000     $46,400,000

     Total  Repurchase  Agreements  (Cost  $46,400,000)               46,400,000


        TOTAL  INVESTMENTS  (Cost  $329,469,787)  -  99.4%           329,469,787
        Other  assets  and  liabilities,  net  -  0.6%                 1,734,671
        Net  Assets  -  100.0%                                      $331,204,458


Net  Assets  Consist  Of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized
  Class  O:  223,778,992  shares  outstanding                       $223,501,923
  Class  B:  393,968  shares  outstanding                                393,911
  Class C:   448,356  shares outstanding                                 448,252
  Institutional Class:   8,187,008  shares  outstanding                8,185,097
  Class  T:  98,707,799  shares  outstanding                          98,693,779
Undistributed  net  investment  income                                    14,826
  Accumulated net realized  gain  (loss)  on  investments               (33,330)

               Net  Assets                                          $331,204,458


Net  Asset  Value  Per  Share
Class  O  (based  on  net  assets  of  $223,437,051)                       $1.00
Class  B  (based  on  net  assets  of  $394,161)                           $1.00
Class  C  (based  on  net  assets  of  $448,687)                           $1.00
Institutional  Class  (based  on  net assets of $8,204,349)                $1.00
Class  T  (based  on  net  assets  of  $98,720,210)                        $1.00




Abbreviations:
CA:    Collateral  Agreement
FNMA:  Federal  National  Mortgage  Association
TOA:   Tender  Option  Agreement
VRDN:  Variable  Rate  Demand  Notes

See  notes  to  financial  statements.

Statement  of  Operations
Year  Ended  December  31,  2000
                                                                       Principal
Net  Investment  Income                                                    Value
Investment  Income:
     Interest  income                                                $20,850,913

Expenses:
     Investment  advisory  fee                                           827,633
     Transfer  agency  fees  and  expenses                               425,310
     Distribution  plan  expenses:
          Class  B                                                         3,700
          Class  C                                                         6,812
          Class  T                                                       243,243
     Trustees'  fees  and  expenses                                       30,959
     Accounting  fees                                                    141,758
     Administrative  fees:
          Class  O                                                       551,473
          Class  B                                                           925
          Class  C                                                         1,703
          Institutional  Class                                             6,058
          Class  T                                                       243,243
     Custodian  fees                                                      54,361
     Registration  fees                                                   54,156
     Reports  to  shareholders                                            79,224
     Professional  fees                                                   13,061
     Miscellaneous                                                        25,179
          Total  expenses                                              2,708,798
          Reimbursement  from  Advisor:
               Class  B                                                 (13,912)
               Class  C                                                 (10,656)
               Institutional  Class                                      (8,876)
          Fees  paid  indirectly                                        (71,308)
                    Net  expenses                                      2,604,046

                    Net  Investment  Income                           18,246,867

Realized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)                                                1,040

               Increase  (Decrease)  in  Net  Assets
               Resulting  from  Operations                           $18,247,907

See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets


                                                    Year  Ended      Year  Ended
                                                   December 31,     December 31,
Increase  (Decrease)  in  Net  Assets                  2000             1999
Operations:
     Net  investment  income                        $18,246,867      $13,518,818
     Net  realized  gain  (loss)                          1,040          201,884

      Increase  (Decrease)  in  Net  Assets  Resulting  from  Operations
                                                     18,247,907       13,720,702

Distributions  to  shareholders  from
     Net  investment  income:
       Class  O  shares                            (12,235,537)     (10,169,908)
       Class  B  shares                                (15,911)          (6,324)
       Class  C  shares                                (28,862)         (15,638)
       Institutional  Class  shares                   (706,645)        (998,810)
       Class  T  shares                             (5,250,860)      (2,335,338)
         Total  distributions                      (18,237,815)     (13,526,018)
Capital  share  transactions:
     Shares  sold:
       Class  O  shares                             269,171,024      362,273,732
       Class  B  shares                                 650,566          545,037
       Class  C  shares                               1,169,558        1,926,834
       Institutional  Class  shares                  63,055,308       79,366,483
       Class  T  shares                             128,227,179      166,734,229
     Reinvestment  of  distributions:
       Class  O  shares                              11,852,752        9,872,756
       Class  B  shares                                  15,155            6,006
       Class  C  shares                                  27,608           14,787
       Institutional  Class  shares                     683,388          942,859
       Class  T  shares                               5,191,337        2,347,451
     Shares  redeemed:
       Class  O  shares                           (287,345,021)    (388,580,940)
       Class  B  shares                               (691,448)        (205,575)
       Class  C  shares                             (1,804,124)      (1,225,662)
       Institutional  Class  shares                (75,215,829)     (80,773,227)
       Class  T  shares                           (135,479,008)     (68,313,390)
         Total  capital  share  transactions       (20,491,555)       84,931,380

Total  Increase  (Decrease)  in  Net Assets        (20,481,463)       85,126,064

Net  Assets
Beginning  of  year                                 351,685,921      266,559,857
End  of  year  (including  undistributed  net  investment  income
     of $14,826 and $5,774, respectively)          $331,204,458     $351,685,921

                                                    Year  Ended      Year  Ended
                                                   December 31,     December 31,
Capital  Share  Activity                               2000              1999
Shares  sold:
       Class  O  shares                             269,171,024      362,273,732
       Class  B  shares                                 650,566          545,037
       Class  C  shares                               1,169,558        1,926,834
       Institutional  Class  shares                  63,055,308       79,366,483
       Class  T  shares                             128,227,179      166,734,229
Reinvestment  of  distributions:
       Class  O  shares                              11,852,752        9,872,756
       Class  B  shares                                  15,155            6,006
       Class  C  shares                                  27,608           14,787
       Institutional  Class  shares                     683,388          942,859
       Class  T  shares                               5,191,337        2,347,451
Shares  redeemed:
       Class  O  shares                           (287,345,021)    (388,580,940)
       Class  B  shares                               (691,448)        (205,575)
       Class  C  shares                             (1,804,124)      (1,225,662)
       Institutional  Class  shares                (75,215,829)     (80,773,227)
       Class  T  shares                           (135,479,008)     (68,313,390)
         Total capital share activity              (20,491,555)       84,931,380

See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The Calvert First Government Money Market Fund (the "Fund"), the only series of First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers five classes of shares of beneficial interest. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Group Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan. Institutional Class shares require a minimum account balance of $1,000,000. They have no front-end or deferred sales charge. Institutional Class shares are not subject to a Distribution Plan. Effective March 1, 1999, the Fund began to offer Class T shares. Class T shares are sold to investors with brokerage accounts at The Advisors Group, Inc. Class T shares are sold with no front-end sales charge at the time of purchase and no back-end load when they are redeemed, and are subject to Distribution Plan expenses.
Security Valuation: Securities are valued at amortized cost which approximates market.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "AmeritasAcacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets:
 .25% on the first $500 million, .225% on the next $400 million, .20% on the next $400 million, .175% on the next $700 million and .15% on the excess of $2 billion. Under the terms of the agreement, $139,887 was payable at year end. The Advisor contractually reimbursed the Fund for expenses of $33,444 for the year ended December 31, 2000.
The Advisors Group, Inc., ("TAG"), also a wholly-owned subsidiary of Ameritas Acacia, is a broker-dealer. TAG offers Class T shares as a sweep account for its brokerage customers.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O, Class B, Class C, and Class T pay an annual rate of .25% and Institutional Class pays an annual rate of .05%, based on their average daily net assets. Under the terms of the agreement, $68,332 was payable at year end.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class B, C and T shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed 1.0% annually of average daily net assets of Class B and Class C and .25% of average daily net assets of Class T. Under the terms of the agreement, $20,768 was payable at year end.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $191,631 for the year ended December 31, 2000. Under terms of the agreement, $15,207 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note  C  -  Investment  Activity
The cost of investments owned at December 31, 2000 was substantially the same for federal income tax and financial reporting purposes. The table below presents the net capital loss carryforwards as of December 31, 2000 with expiration dates:
     Capital  Loss  Carryforwards          Expiration  Dates
                 $9,320                             12/31/01
                 24,011                             12/31/06
Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
The Fund may sell or purchase securities from other Funds managed by the Advisor, primarily as a cash management practice. All transactions are executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity and Technology Portfolios, Calvert Social Index Fund, Calvert Large Cap Growth Fund and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at December 31, 2000.
Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Directors.
The reports on the financial statements audited by PricewaterhouseCoopers for the years ended December 31, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Financial  Highlights

                                                           Years  Ended
                                                   December 31,     December 31,
Class  O  Shares                                      2000             1999
Net  asset  value,  beginning                             $1.00            $1.00
Income  from  investment  operations
     Net  investment  income                               .056             .043
Distributions  from
     Net  investment  income                             (.056)           (.043)
Net  asset  value,  ending                                $1.00            $1.00

Total  return                                             5.71%            4.38%
Ratios  to  average  net  assets:
     Net  investment  income                              5.55%            4.28%
     Total  expenses                                       .77%             .82%
     Expenses  before  offsets                             .77%             .82%
     Net  expenses                                         .75%             .81%
Net  assets,  ending  (in  thousands)                  $223,437         $229,754




                                                  Years  Ended
                                  December 31,     December 31,     December 31,
Class  O  Shares                      1998            1997              1996
Net  asset  value,  beginning            $1.00            $1.00            $1.00
Income  from  investment  operations
     Net  investment  income              .048             .049             .047
Distributions  from
     Net  investment  income            (.048)           (.049)           (.047)
Net  asset  value,  ending               $1.00            $1.00            $1.00

Total  return                            4.93%            5.00%            4.79%
Ratios  to  average  net  assets:
     Net  investment  income             4.82%            4.88%            4.69%
     Total  expenses                      .81%             .82%             .86%
     Expenses  before  offsets            .81%             .82%             .86%
     Net  expenses                        .79%             .80%             .85%
Net assets, ending (in thousands)     $246,019         $232,025         $239,420

Financial  Highlights

                                                  Periods  Ended
                                  December 31,     December 31,     December 31,
Class  B  Shares                     2000             1999             1998^
Net  asset  value,  beginning            $1.00            $1.00            $1.00
Income  from  investment  operations
     Net  investment  income              .043             .031             .027
Distributions  from
     Net  investment  income            (.043)           (.031)           (.027)
Net  asset  value,  ending               $1.00            $1.00            $1.00

Total  return                            4.38%            3.11%            2.72%
Ratios  to  average  net  assets:
     Net  investment  income             4.33%            3.18%         3.28%(a)
     Total  expenses                     5.83%            8.09%        36.93%(a)
     Expenses  before  offsets           2.07%            2.02%         2.02%(a)
     Net  expenses                       2.00%            2.00%         2.00%(a)
Net  assets,  ending  (in  thousands)     $394             $420              $74





                                                 Periods  Ended
                                  December 31,     December 31,     December 31,
Class  C  Shares                     2000             1999             1998^^
Net  asset  value,  beginning            $1.00            $1.00            $1.00
Income  from  investment  operations
     Net  investment  income              .043             .031             .020
Distributions  from
     Net  investment  income            (.043)           (.031)           (.020)
Net  asset  value,  ending               $1.00            $1.00            $1.00

Total  return                            4.39%            3.12%            2.06%
Ratios  to  average  net  assets:
     Net  investment  income             4.25%            3.22%         3.35%(a)
     Total  expenses                     3.60%            4.75%         8.46%(a)
     Expenses  before  offsets           2.03%            2.02%         2.02%(a)
     Net  expenses                       2.00%            2.00%         2.00%(a)
Net  assets,  ending  (in  thousands)     $449           $1,056             $339

Financial  Highlights


                                                 Periods  Ended
                                  December 31,     December 31,     December 31,
Institutional  Class  Shares     2000     1999     1998^^^
Net  asset  value,  beginning            $1.00            $1.00            $1.00
Income  from  investment  operations
     Net  investment  income               .06             .047             .015
Distributions  from
     Net  investment  income             (.06)           (.047)           (.015)
Net  asset  value,  ending               $1.00            $1.00            $1.00

Total  return                            6.11%            4.84%            1.49%
Ratios  to  average  net  assets:
     Net  investment  income             5.84%            4.72%         4.95%(a)
     Total  expenses                      .46%             .50%          .43%(a)
     Expenses  before  offsets            .39%             .38%          .34%(a)
     Net  expenses                        .37%             .37%          .32%(a)
Net assets, ending (in thousands)       $8,204          $19,679          $20,128







                                                          Periods  Ended
                                                   December 31,     December 31,
Class  T  Shares                                      2000             1999^^^^
Net  asset  value,  beginning                             $1.00            $1.00
Income  from  investment  operations
     Net  investment  income                                .05             .035
Distributions  from
     Net  investment  income                              (.05)           (.035)
Net  asset  value,  ending                                $1.00            $1.00

Total  return                                             5.54%            3.59%
Ratios  to  average  net  assets:
     Net  investment  income                              5.40%         4.29%(a)
     Total  expenses                                       .93%          .95%(a)
     Expenses  before  offsets                             .93%          .95%(a)
     Net  expenses                                         .91%          .94%(a)
Net  assets,  ending  (in  thousands)                   $98,720         $100,778




(a)     Annualized
^      From  April  1,1998  inception.
^^     From  June  1,  1998  inception.
^^^    From  September  16,  1998  inception.
^^^^   From  March  1,  1999  inception.

Calvert
First
Government
Money
Market
FUnd






This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.





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Calvert  Group's
Family  of  Funds

Tax-Exempt  Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable  Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Enhanced  Equity  Portfolio
CSIF  Technology  Portfolio
CSIF  Equity  Portfolio
Calvert  Large  Cap  Growth  Fund
Calvert  Social  Index  Fund
Capital  Accumulation  Fund
CWV  International  Equity  Fund
New  Vision  Small  Cap  Fund
New  Africa  Fund